Notes Payable and Other Obligations - Schedule of Future Contractual Maturities of Long-term Debt (Details) - NV5 Global, Inc. [Member] $ in Thousands	Dec. 28, 2024 USD ($)
Notes Payable and Other Obligations - Schedule of Future Contractual Maturities of Long-term Debt (Details) [Line Items]
2025	$ 11,195
2026	238,787
2027	1,713
2028	1,342
2029 and thereafter	939
Total	$ 253,976